Share capital (Details Narrative) $ / shares in Units, $ in Thousands, $ in Thousands	6 Months Ended
	Jun. 30, 2022 CAD ($) $ / shares shares	Jun. 30, 2022 USD ($) shares	Dec. 31, 2021 CAD ($)
Statement [Line Items]
Equity reserves share capital	$ 19,767		$ 18,640
Options
Statement [Line Items]
Shares issued | shares	5,834	5,834
Weighted average exercise price | $ / shares	$ 0.86
Gross proceeds	$ 5
Equity reserves share capital		$ 1
Warrants
Statement [Line Items]
Shares issued | shares	101,042	101,042
Weighted average exercise price | $ / shares	$ 1.46
Gross proceeds	$ 147
Equity reserves share capital		$ 12
February 2020 Offering
Statement [Line Items]
Shares issued | shares	13,750,000	13,750,000
Gross proceeds	$ 11,000
Share price per unit | $ / shares	$ 0.80
Share issue costs	$ 136